Statements of Changes In Net Assets (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Increase in net assets from operations
Net investment loss	$ (470,040)	$ (296,902)	$ (2,060,866)	$ (946,271)
Net realized gain (loss) on futures and forward contracts	2,261,814	126,903	6,411,015	367,343
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	1,682,395	2,285,571	(883,098)	4,748,609
Net increase in net assets from operations	3,474,169	2,115,572	3,467,051	4,169,681
Capital share transactions
Issuance of Units			8,149,507	8,354,127
Redemption of Units			(8,571,679)	(4,813,729)
Net decrease in net assets from capital share transactions			(422,172)	3,540,398
Net increase (decrease) in net assets			3,044,879	7,710,079
Net assets, beginning of period			26,675,225	12,153,932
Net assets, end of period	29,720,104	19,864,011	29,720,104	19,864,011
SERIES A
Increase in net assets from operations
Net investment loss	(274,877)	(143,377)	(1,002,002)	(380,794)
Net realized gain (loss) on futures and forward contracts	1,275,578	(14,612)	3,190,579	292,714
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	812,130	1,195,710	(368,875)	2,059,263
Net increase in net assets from operations	1,812,831	1,037,721	1,819,702	1,971,183
Capital share transactions
Issuance of Units			6,077,919	5,624,810
Redemption of Units			(3,564,084)	(1,035,998)
Net decrease in net assets from capital share transactions			2,513,835	4,588,812
Net increase (decrease) in net assets			4,333,537	6,559,995
Net assets, beginning of period			13,716,691	3,434,355
Net assets, end of period	18,050,228	9,994,350	18,050,228	9,994,350
SERIES B
Increase in net assets from operations
Net investment loss	(195,163)	(153,525)	(1,058,864)	(565,477)
Net realized gain (loss) on futures and forward contracts	986,236	141,515	3,220,436	74,629
Net change in unrealized appreciation (depreciation) on futures and forward contracts:	870,265	1,089,861	(514,223)	2,689,346
Net increase in net assets from operations	1,661,338	1,077,851	1,647,349	2,198,498
Capital share transactions
Issuance of Units			2,071,588	2,729,317
Redemption of Units			(5,007,595)	(3,777,731)
Net decrease in net assets from capital share transactions			(2,936,007)	(1,048,414)
Net increase (decrease) in net assets			(1,288,658)	1,150,084
Net assets, beginning of period			12,958,534	8,719,577
Net assets, end of period	11,669,876	9,869,661	11,669,876	9,869,661
Series A-1
Capital share transactions
Net assets, beginning of period			10,835,030
Net assets, end of period	14,453,996		14,453,996
Series Units, beginning of period			6,916.044	2,388.395
Issuance of Units			2,965.586	4,204.975
Redemption of Series Units			(1,645.853)	(805.310)
Series Units, end of period	8,235.777	5,788.060	8,235.777	5,788.060
Series A-2
Capital share transactions
Net assets, beginning of period			2,881,661
Net assets, end of period	3,596,232		3,596,232
Series Units, beginning of period			1,724.508	818.846
Issuance of Units			691.201	840.459
Redemption of Series Units			(520.336)	(46.021)
Series Units, end of period	1,895.373	1,613.284	1,895.373	1,613.284
Series B-1
Capital share transactions
Net assets, beginning of period			7,815,597
Net assets, end of period	6,941,661		6,941,661
Series Units, beginning of period			5,784.122	7,174.897
Issuance of Units			1,273.912	2,048.322
Redemption of Series Units			(2,523.599)	(3,545.091)
Series Units, end of period	4,534.435	5,678.128	4,534.435	5,678.128
Series B-2
Capital share transactions
Net assets, beginning of period			5,142,937
Net assets, end of period	$ 4,728,215		$ 4,728,215
Series Units, beginning of period			3,700.480	2,763.500
Issuance of Units			233.456	1,051.441
Redemption of Series Units			(971.329)	(357.065)
Series Units, end of period	2,962.607	3,457.876	2,962.607	3,457.876